Rule 497(j)
                                             Reg. No. 33-49707
                                             Reg. No. 33-49021

Pursuant to Rule 497 (j) promulgated under the Securities Act of
1933, the Registrant, Dean Witter Select Municipal Trust, Insured
California Intermediate Term Portfolio Series 10 and Insured
Intermediate Term Portfolio Series 14, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.


                    DEAN WITTER SELECT MUNICIPAL TRUST,
                    INSURED CALIFORNIA INTERMEDIATE TERM
                      PORTFOLIO SERIES 10
                    INSURED INTERMEDIATE TERM PORTFOLIO SERIES 14

                    By:  Dean Witter Reynolds Inc.
                         (Depositor)


                         Thomas Hines
                         Thomas Hines
                         Authorized Signatory